Operating Assets and Liabilities - Amounts recognized in balance sheet and comprehensive income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Assets and Liabilities
Balance at January 1	kr 523	kr 354	kr 283
Additions to right of use assets	250	243	127
Depreciation charge for the year	(87)	(74)	(56)
Balance at December 31	686	523	354
Lease Liabilities
Current	90	74	62
Non-current	680	523	363
Total lease liabilities	770	597	425
Cash outflow for lease payments	kr 115	kr 88	kr 70